Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Sep. 30, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities as of September 30, 2025 and 2024 consisted of the following:

	As of September 30, 2025	As of September 30, 2024
Deferred government subsidies	$459,034	$537,645
Taxes payable	108,915	48,719
Wages payable	177,089	108,214
Interest payable	248,125	176,897
Other payables and accruals	982,444	2,300,096
Total	$1,975,607	$3,171,571

Schedule of Other Payables and Accruals Account

Other payables and accruals account for the years ended September 30, 2025 and 2024 are as follows:

	As of September 30, 2025	As of September 30, 2024
Decoration project funds	$-	$1,538,205
Housing rent	353,716	252,274
Others*	628,728	509,617
Total	$982,444	$2,300,096

*	Others includes deposits, guarantees, accrued expenses payable.